Commitments and Contingencies (Details)			9 Months Ended	12 Months Ended
	Nov. 29, 2021 shares	Feb. 01, 2021 USD ($) ft²	Sep. 30, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Apr. 01, 2021
Lessee, Lease, Description [Line Items]
Remaining lease term, warehouse facility			10 years	10 years
Operating leases, remaining payments due			$ 2,475,000	$ 2,674,546
Contingency reserve, litigation liability				$ 0
Restricted stock units granted to executives | shares			733,180
Cash compensation, percentage					50.00%
Equity compensation, percentage					50.00%
Executives
Lessee, Lease, Description [Line Items]
Executive management severance period			6 months	6 months
Initial public offering | Executives
Lessee, Lease, Description [Line Items]
Restricted stock units granted to executives | shares	443,269			443,269
Initial public offering | Independent contractors
Lessee, Lease, Description [Line Items]
Cash compensation, percentage	50.00%			50.00%
Equity compensation, percentage	50.00%			50.00%
Gardens Bio Science Partners, LLC
Lessee, Lease, Description [Line Items]
Area of premises leased | ft²		20,000
Remaining lease term, warehouse facility		10 years
Annual base rent expense		$ 260,000
Percentage escalation, annual rent		2.50%
Operating leases, remaining payments due			$ 2,475,000